Investment Strategy - LDR Real Estate Value-Opportunity Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund’s investment objective is focused on creating high, tax advantaged income plus capital appreciation (as described in more detail below) through investment in equity securities and call options of public real estate securities, which may include equity real estate investment trusts (a “REIT” or “REITs”), mortgage REITs, REIT preferreds, and other publicly traded companies whose primary business is in the real estate industry.

At its core, the Fund’s investment strategy comprises to basic layers. First, the Fund strives to opportunistically invest in the equity securities of REITs and real estate related entities in a manner that approximates large passive REIT index strategies. The Fund hopes to accomplish this goal by allocating capital in a manner that neutrally weights real estate property sectors from a top down perspective. From a bottoms up perspective, the Fund hopes to concentrate capital within each property category toward heavily weighted individual securities. In doing so, investors in the Fund can look to achieve asset class exposure similar to most real estate indexes and passively managed real estate mutual funds and ETFs. Second, the Fund strives to generate high income for investors through the execution of a covered call writing program. The Advisor seeks to generate distributable call writing premium through the execution or “writing” of short and long dated call options (discussed in greater detail below).

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments. Equity securities can consist of shares of REITs, and securities issued by other companies principally engaged in the real estate industry. Equity securities can also include securities convertible into common stocks where the conversion feature represents, in the Adviser’s view, a significant element of a security’s value, and preferred stocks.

The Fund considers a company to be principally engaged in the real estate industry if it either (i) derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial or residential real estate or (ii) has at least 50% of its assets in real estate or such real estate businesses. These include securities issued by REITs and real estate operating companies. The Fund does not invest in real estate directly.

This high income plus capital appreciation strategy seeks to invest in real estate securities that the Adviser’s view have (i) long term appreciation potential, (ii) have an above-average dividend yield or strong free cash flow growth, and (iii) large enough equity market capitalizations to allow for the creation of an underlying options market. The Adviser screens its universe of real estate securities for a number of proprietary valuation, income, and balance sheet metrics to identify candidates for investment. This process is combined with in-depth industry and company -specific research to narrow the investment options for the Fund. The Fund may invest in companies without regard to their market capitalization. The Fund’s strategy is an all-cap strategy which means that investments are made without regard to a company’s market capitalization. The Fund’s investment process does focus on index weightings, which allows for investors to achieve asset class exposure – while at the same time receiving higher income distributions and high tax advantages.
In executing its investment strategy, the Fund may use leverage, i.e., borrow money for investing, for the purpose of enhancing returns and meeting operating expenses and redemption requests while maintaining investment capacity. When the Fund borrows, it will maintain varying levels of leverage depending on factors such as the price of a particular security relative to the underlying real estate associated with that security and the returns of the security relative to the interest expense of the Fund. The amount of leverage may not exceed 33-1/3% of the Fund’s total assets less its liabilities other than borrowings. The Adviser is most likely to employ the use of leverage during periods when it believes it will obtain a greater return than the cost of borrowing, and when the Adviser believes that the securities are trading at a discount to their underlying real estate value.  Notwithstanding this expectation, the Fund will not use leverage, or will use leverage to a lesser extent, if the Adviser anticipates that leveraged assets in the Fund would result in lower returns to shareholders. The Adviser may also purchase securities for which there is a limited liquid market or companies with limited operating histories.

The Fund’s options trading strategy will seek to generate current income from option premiums by writing (selling) call options on equity securities, ADRs and ETFs. A call option refers to a financial transaction in which the investor selling a call option is obligated to deliver the underlying security at a set price for a set period of time. The Fund will only write call options where the Fund owns an equivalent amount of the underlying security. These options are known as “covered calls” because the Fund’s ownership of the long position in the underlying security “covers” the Fund’s obligation to deliver the shares if the buyer of the call option chooses to exercise.

The extent of option writing activity will depend on the Adviser’s judgment regarding the relationship between value and price of the securities they wish to acquire, the expiration dates that are available, and the attractiveness of writing call options on the Fund’s stock holdings. When the price of an equity security rises well above the Adviser’s sell price or is in the middle between the buy and sell price, the Fund may sell call options.

The Fund will hold the underlying security as collateral for covered call option trades. Collateral for call options purchased to increase returns is limited to the total cash paid for the option. The Fund’s Custodian will segregate such collateral for the benefit of the counterparty.
The Fund may take short positions totaling up to 30% of the Fund’s total assets.  The Adviser is most likely to use shorting to protect accumulated unrealized gains, or to take advantage of special situations where, in the Adviser’s view, the investment’s fundamental outlook is believed poor relative to its current valuation. Short sales may occur if the Adviser determines an event is likely to have downward impact on the market price of a company’s securities. The Adviser may short either individual securities and/or index funds when appropriate.

While both leverage and shorting are permitted, neither is required to execute the Fund’s income plus appreciation investment process. The Fund is long biased, which means that on a net basis that it will have more exposure to long positions in its portfolio than short positions.

The remainder of the Fund's assets will be invested in cash or short-term investments or securities of real estate operating companies that may pay little or no dividends.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments.
Strategy Portfolio Concentration [Text]	The Fund’s investment objective is focused on creating high, tax advantaged income plus capital appreciation (as described in more detail below) through investment in equity securities and call options of public real estate securities, which may include equity real estate investment trusts (a “REIT” or “REITs”), mortgage REITs, REIT preferreds, and other publicly traded companies whose primary business is in the real estate industry.